EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Stock-Based Compensation Expense
The compensation expense that has been charged against income for these plans was as follows for the years ended December 31, 2016, 2015, and 2014:

	2016	2015	2014
	(in millions)
Stock-based compensation expense by type:
Restricted stock	$106	$99	$91
Stock options	9	10	7
Total stock-based compensation expense	115	109	98
Tax benefit recognized	(20)	(26)	(22)
Stock-based compensation expense, net of tax	$95	$83	$76

Activity for Restricted Stock Awards
Activity for our restricted stock was as follows for the year ended December 31, 2016:

	Shares	Weighted- Average Grant-Date Fair Value
	(shares in thousands)
Nonvested restricted stock at December 31, 2015	3,365	$104.58
Granted	656	168.12
Vested	(1,455)	87.77
Forfeited	(74)	135.32
Nonvested restricted stock at December 31, 2016	2,492	$121.94

Weighted-Average Fair Value of Stock Options
The fair value was estimated on the date of grant using the Black-Scholes pricing model with the weighted-average assumptions indicated below:

	2016	2015	2014
Weighted-average fair value at grant date	$37.12	$36.91	$22.45
Expected option life (years)	4.2 years	4.2 years	4.3 years
Expected volatility	27.6%	27.4%	27.6%
Risk-free interest rate at grant date	1.1%	1.4%	1.3%
Dividend yield	0.7%	0.7%	1.1%

Activity for Option Plans
Activity for our option plans was as follows for the year ended December 31, 2016:

	Shares Under Option	Weighted-Average Exercise Price
	(shares in thousands)
Options outstanding at December 31, 2015	835	$121.89
Granted	362	167.81
Exercised	(161)	86.86
Forfeited	(14)	163.94
Options outstanding at December 31, 2016	1,022	$143.04
Options exercisable at December 31, 2016	342	$111.28